INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Revenues
Revenues	₽ 175,391	$ 2,224.4	₽ 127,657	₽ 94,054
Taxi
Revenues
Revenues	37,931	481.1	19,213	4,891
Online Advertising Revenues
Revenues
Revenues	121,738	1,543.9	102,737	87,400
Yandex websites
Revenues
Revenues	96,258	1,220.8	78,696	65,149
Yandex ad network websites
Revenues
Revenues	25,480	323.1	24,041	22,251
Other revenues
Revenues
Revenues	₽ 15,722	$ 199.4	₽ 5,707	₽ 1,763